United States
Securities and Exchange Commission
Washington, DC  20549

FORM 13-F

FORM 13F Cover Page

Report for the Calendar Year of the Quarter Ended June 30, 2000.

Institutional Investment Manager Filing this Report:

Name:      Ayrshire Associates, Inc.
Address:   1200 Eighteenth Street, NW
           Suite 300
           Washington, DC   20036

13-F File Number:    028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considere integral parts of this Form.

Person signing this report on behalf of Reporting Manager:

Name:      James K. Ferguson
Title:     President
Phone:     202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson,   Washington DC 20036        08/09/00


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Liberty Media Group Class COM              001957208     1086    44780 SH       SOLE                    44780
AT&T Liberty Media Group Class COM              001957307      489    15060 SH       SOLE                    15060
Abbott Laboratories            COM              002824100     1037    23266 SH       SOLE                    23266
American Home Products         COM              026609107      734    12500 SH       SOLE                    12500
BB&T Corp.                     COM              054937107      217     9083 SH       SOLE                     9083
Bank New York, Inc.            COM              064057102      214     4600 SH       SOLE                     4600
Bank of America                COM              060505104     2381    55362 SH       SOLE                    55362
Bell Atlantic                  COM              077853109      521    10226 SH       SOLE                    10226
BellSouth                      COM              079860102      645    15137 SH       SOLE                    15137
Bristol-Myers Squibb           COM              110122108      561     9634 SH       SOLE                     9634
CIENA                          COM              171779101      283     1700 SH       SOLE                     1700
Check Point Software Inc.      COM              M22465104      254     1200 SH       SOLE                     1200
Cintas                         COM              172908105     2169    59121 SH       SOLE                    59121
Circuit City Stores            COM              172737108      328     9870 SH       SOLE                     9870
Cisco Systems                  COM              17275R102    75815  1192763 SH       SOLE                  1192763
Citigroup                      COM              172967101      245     4066 SH       SOLE                     4066
Comcast Class A Special        COM              200300200     4052   100045 SH       SOLE                   100045
Comerica                       COM              200340107      319     7112 SH       SOLE                     7112
EMC                            COM              268648102    33685   437824 SH       SOLE                   437824
Ecolab                         COM              278865100     1035    26500 SH       SOLE                    26500
Elan                           COM              284131208    11333   233973 SH       SOLE                   233973
Emeritus Corp                  COM              291005106       33    10000 SH       SOLE                    10000
Ericsson (LM)Tel'B ADR         COM              294821400      200    10000 SH       SOLE                    10000
Exxon Mobil Corp.              COM              30231G102     2777    35378 SH       SOLE                    35378
Fannie Mae                     COM              313586109      423     8097 SH       SOLE                     8097
GTE                            COM              362320103      253     4067 SH       SOLE                     4067
General Electric               COM              369604103    12914   243667 SH       SOLE                   243667
Hewlett-Packard                COM              428236103      493     3950 SH       SOLE                     3950
Home Depot                     COM              437076102     5685   113839 SH       SOLE                   113839
IBM                            COM              459200101     1008     9198 SH       SOLE                     9198
Intel                          COM              458140100     6419    48016 SH       SOLE                    48016
JDS Uniphase Corp.             COM              46612J101    32590   271867 SH       SOLE                   271867
Johnson & Johnson              COM              478160104     2699    26495 SH       SOLE                    26495
Linear Technology              COM              535678106    11459   179220 SH       SOLE                   179220
Lucent Technologies            COM              549463107      914    15434 SH       SOLE                    15434
MBNA                           COM              55262L100     4730   174392 SH       SOLE                   174392
Maxim Integrated Products      COM              57772K101     5069    74615 SH       SOLE                    74615
McCormick & Co Vtg             COM              579780107      318     9779 SH       SOLE                     9779
McDonald's                     COM              580135101      438    13297 SH       SOLE                    13297
Medtronic                      COM              585055106     6633   133155 SH       SOLE                   133155
Merck                          COM              589331107     3175    41437 SH       SOLE                    41437
Mercury Interactive Corp       COM              589405109     5019    51880 SH       SOLE                    51880
Microsoft                      COM              594918104    21327   266588 SH       SOLE                   266588
Nokia ADS                      COM              654902204     1060    21230 SH       SOLE                    21230
Nortel Networks                COM              656569100     1962    28742 SH       SOLE                    28742
Omnicom Group                  COM              681919106    10997   123480 SH       SOLE                   123480
Oracle                         COM              68389X105    15613   185727 SH       SOLE                   185727
PepsiCo                        COM              713448108      624    14050 SH       SOLE                    14050
Pfizer                         COM              717081103     9045   188448 SH       SOLE                   188448
Procter & Gamble               COM              742718109      448     7833 SH       SOLE                     7833
QUALCOMM                       COM              747525103    10537   175620 SH       SOLE                   175620
SBC Communications             COM              78387G103      620    14333 SH       SOLE                    14333
SanDisk                        COM              80004C101     6841   111800 SH       SOLE                   111800
Schering-Plough                COM              806605101     5603   110958 SH       SOLE                   110958
Sideware Systems Inc.          COM              825907108      101    25300 SH       SOLE                    25300
Sun Microsystems               COM              866810104     3269    35945 SH       SOLE                    35945
Sysco                          COM              871829107      876    20800 SH       SOLE                    20800
Texas Instruments              COM              882508104    12767   185869 SH       SOLE                   185869
USinternetworking Inc.         COM              917311805     3399   166318 SH       SOLE                   166318
VERITAS Software               COM              923436109    17933   158680 SH       SOLE                   158680
Wal-Mart Stores                COM              931142103      667    11575 SH       SOLE                    11575
Walgreen                       COM              931422109     9462   293975 SH       SOLE                   293975
Wells Fargo                    COM              949746101     3610    93155 SH       SOLE                    93155
Xilinx                         COM              983919101    18831   228085 SH       SOLE                   228085
Yahoo                          COM              984332106      216     1745 SH       SOLE                     1745
American Century 20th Ultra Fu                  025083882      651 14787.812SH       SOLE                14787.812
Janus Mutual Fund                               471023101      270 5953.083 SH       SOLE                 5953.083
Vanguard Index Trust 500                        922908108     1430 10662.409SH       SOLE                10662.409